Significant capital and funding transactions - Additional Information (Detail) $ in Millions			3 Months Ended
	Jan. 25, 2022 CAD ($)	Nov. 05, 2021 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 CAD ($)	Nov. 05, 2021 $ / shares shares
Disclosure of Significant Capital and Funding Transactions [Line Items]
Proceeds from issue of preference shares			$ 749	$ 1,247
First Preferred Shares Series BT [Member]
Disclosure of Significant Capital and Funding Transactions [Line Items]
Preference shares percentage of premium					2.71%
Preference Shares Yield Adjustment		5-year Government of Canada bond yield plus a premium of 2.71%
Preferred shares per share issue price | $ / shares					$ 1,000
Term of preferred shares		5 years
Number of shares issued | shares					750
Proceeds from issue of preference shares		$ 750
Preferred shares initial period annual yield		4.20%
Subordinated debentures [member]
Disclosure of Significant Capital and Funding Transactions [Line Items]
Interest rate	2.94%
Earliest par value redemption date	May 03, 2027
Proceeds from issuance of subordinated debentures	$ 1,000
Borrowings adjustment to interest rate basis	0.76%
Borrowings, interest rate basis	three-month Canadian Dollar Offered Rate plus 0.76%
Maturity	May 3, 2032
Subordinated debentures issuance date	Jan. 25, 2022